Contract Liabilities	6 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Contract Liabilities

Note 19 Contract Liabilities

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021

Current - contract liabilities - hardware sales contracts	$71,985	$2,715	$232,800
Non-current - Other liabilities	3,000,000	3,000,000	—
	$3,071,985	$3,002,715	$232,800

During the twelve months ended June 30, 2022, the Group received grant funds of $3,000,000 from the Department of Economic and Community Development in the State of Tennessee, USA. The grant funds are conditional upon the Group creating, filling and maintaining 290 jobs in the State of Tennessee. The grant becomes fully earned once 90% of the performance target is achieved, and is repayable in full if a minimum of 50% of the jobs are not filled. The grant is proportionately repayable between 50% and 90%. Accordingly, as at December 31, 2022 and June 30, 2022, the full amount of the grant has been deferred and classified as a contract liability and will be recognized in income on a proportionate basis once the minimum 50% target is reached.